Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities:
(Loss)/profit for the year	$ 80,516	$ 3,289		$ (115,613)
Adjustments for:
Depreciation	202,953	177,213		168,041
Impairment loss	153,669	28,627		162,149
Loss on disposal of non-current assets	1,100	572
Share of profit of associates	(1,969)	(2,192)		(1,627)
Financial income	(142)	(726)		(5,318)
Financial costs	166,955	165,281		190,481
Loss/(gain) on derivatives (excluding realized loss on forward foreign exchange contracts held for trading)	(23,817)	85,222	[1]	51,734	[1]
Realized foreign exchange losses				773
Non-cash defined benefit obligations		57
Share-based compensation	3,448	5,849		5,447
Adjusted profit	582,713	463,192	[1]	456,067	[1]
Movements in operating assets and liabilities:
Decrease/(increase) in trade and other receivables including related parties, net	7,482	(11,361)		27,609
Decrease/(increase) in prepayments and other assets	3,205	(4,239)	[1]	205
(Increase)/decrease in inventories	(762)	607		(419)
Decrease/(increase) in other non-current assets	801	(3,666)	[1]	542	[1]
Increase/(decrease) in other non-current liabilities	(1,497)	375		864
Increase in accounts payable and other current liabilities	165	14,574	[1]	22,557	[1]
Net cash provided by operating activities	592,107	459,482	[1]	507,425	[1]
Cash flows from investing activities:
Payments for tangible fixed assets and vessels under construction	(506,641)	(732,385)		(479,618)
Proceeds from disposal of tangible fixed assets		2,322
Proceeds from sale and leaseback, net of commissions	242,979
Return of capital expenditures				10,451
Other investments	(230)	(472)		(158)
Payments for right-of-use assets		(5,803)		(935)
Dividends received from associate	1,700	1,725		1,313
Purchase of short-term investments	(2,500)			(82,500)
Maturity of short-term investments	2,500	4,500		103,000
Increase in restricted cash		(300)
Financial income received	142	844		5,469
Net cash used in investing activities	(262,050)	(729,569)		(442,978)
Cash flows from financing activities:
Proceeds from loans and bonds	471,867	2,138,035		905,730
Loan and bond repayments	(592,463)	(1,481,709)		(547,751)
Payment of loan and bond issuance costs	(13,437)	(35,795)		(25,912)
Loan issuance costs received	379	792
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)	10,000
Payment of equity raising costs	(347)	(1,153)		(1,670)
Proceeds from private placement		36,000
Payment for cross currency swaps' ("CCSs") termination/modification		(4,052)		(3,731)
Payment for bond repurchase at a premium		(1,937)		(46,721)
Payment for interest rate swaps termination		(31,662)
Proceeds from entering into interest rate swaps		31,622
Interest paid	(172,772)	(169,284)	[1]	(167,782)	[1]
Loan/bond modification costs related to the Transaction (as defined in Note 1)	(15,718)
Payment of cash collaterals for swaps	(9,080)	(96,314)	[1]	(80,130)	[1]
Release of cash collaterals for swaps	31,557	95,067	[1]	57,910	[1]
Purchase of treasury shares or GasLog Partners' common and preference units	(18,388)	(2,996)		(26,642)
Proceeds from stock options' exercise				149
Dividends paid	(91,499)	(90,041)		(193,436)
Payments for lease liabilities	(14,843)	(11,150)		(9,950)
Net cash (used in)/provided by financing activities	(414,744)	375,423	[1]	(139,936)	[1]
Effects of exchange rate changes on cash and cash equivalents	(336)	(1,814)		(3,358)
(Decrease)/increase in cash and cash equivalents	(85,023)	103,522		(78,847)
Cash and cash equivalents, beginning of the year	367,269	263,747		342,594
Cash and cash equivalents, end of the year	$ 282,246	$ 367,269		$ 263,747

[1]	Restated so as to reflect a change in accounting policy introduced on January 1, 2021, with respect to the reclassification of interest paid and movements of cash collaterals for swaps (Note 2).